RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 18 — RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had balances with the Company as of December 31, 2024 and June 30, 2025 consisted of:

(a)	Related party balances

	As of
	December 31, 2024	June 30, 2025
Due from related parties:
Haimei Wu(1)	$—	$—
Betters Medical Investment Holdings Limited	2,862	2,916
Total	$2,862	$2,916
Due to related parties:
Betters Medical Investment Holdings Limited(2)	$3,703,700	$4,502,547
Total	$3,703,700	$4,502,547
(1)	Haimei Wu is a major shareholder of Betters Medical Investment Holdings Limited. The balance is non-trade nature, unsecured, interest-free and subsequently settled. The nature of this advance is a temporary fund advance to Haimei Wu, as of December 31, 2023, Ms. Wu owed the Company $0.4 million. In the first half of 2024, the $0.4 million of amount due from Ms. Wu was fully collected.
(2)	Betters Medical Investment Holdings Limited is the shareholder of Baird Medical investment Holding Limited. The nature of the balance is mainly the listing expenses paid by Betters Medical Investment Holdings Limited on behalf of the Company.